RELATED PARTIES	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 14 - RELATED PARTIES:

	Year ended December 31
	2016	2015	2014
	U.S. dollars in thousands
Directors' fees	$449	$375	$246

At December 31, 2016, there were 202,504 options outstanding with an average exercise price of $5.28 that were granted to directors. At December 31, 2016, 165,354 out of these options were exercisable. As to restricted shares and restricted share units granted to the directors, see Note 9b.